Disclosure of financial assets and financial liabilities by currency (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and financial liabilities by currency [Line Items]
Restricted cash and cash equivalents	$ 16	$ 16
Cash and cash equivalents	678	861	$ 2,471	$ 2,676
Financial assets at amortised cost	825	1,010
Financial assets at fair value through other comprehensive income	827
Borrowings	7,964	7,065
Financial liabilities at amortised cost	8,827	8,230
Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	129	131
Restricted cash and cash equivalents	16	16
Cash and cash equivalents	678	861
Deposits	2	2
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	863	1,165
Borrowings	7,964	7,065
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	2
Hong Kong, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	644	557
Financial assets at fair value through other comprehensive income	644
Financial liabilities at amortised cost	389	517
Hong Kong, Dollars [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	111	118
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	532	438
Deposits	1	1
Hong Kong, Dollars [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	380	513
Borrowings	9	4
Hong Kong, Dollars [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
United States of America, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	80	284
Financial assets at fair value through other comprehensive income	82
Financial liabilities at amortised cost	7,943	7,063
United States of America, Dollars [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	4	4
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	76	280
Deposits	0	0
United States of America, Dollars [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	121	143
Borrowings	7,822	6,920
United States of America, Dollars [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	2
Macau, Patacas [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	88	156
Financial assets at fair value through other comprehensive income	88
Financial liabilities at amortised cost	491	644
Macau, Patacas [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	14	9
Restricted cash and cash equivalents	16	16
Cash and cash equivalents	57	130
Deposits	1	1
Macau, Patacas [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	359	505
Borrowings	132	139
Macau, Patacas [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
China, Yuan Renminbi [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	11	11
Financial assets at fair value through other comprehensive income	11
Financial liabilities at amortised cost	4	5
China, Yuan Renminbi [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0	0
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	11	11
Deposits	0	0
China, Yuan Renminbi [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	3	3
Borrowings	1	2
China, Yuan Renminbi [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	0
Other currencies
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	2	2
Financial assets at fair value through other comprehensive income	2
Financial liabilities at amortised cost	0	1
Other currencies | Financial assets at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0	0
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	2	2
Deposits	0	0
Other currencies | Financial liabilities at amortised cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	0	1
Borrowings	0	$ 0
Other currencies | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Derivative financial assets	$ 0